Master Trust	12 Months Ended
Dec. 31, 2025
EBP 026 [Member]
Master Trust [Abstract]
Master Trust
Note 3 - Master Trust:

The Plan’s investments are held by the Master Trust, commingled with the investments of the Sensient Technologies Corporation Savings Plan. Use of the Master Trust permits the commingling of assets of various employee benefit plans for investment and administrative purposes. Each participating plan’s interest in the investment funds of the Master Trust is based on account balances of the participants and their elected investment funds.

The Master Trust assets are allocated among the participating plans by assigning to each plan those transactions (primarily contributions, benefit payments, and plan-specific expenses) that can be specifically identified and by allocating among the plans, in proportion to the fair value of the assets assigned to each plan, income and expenses resulting from the collective investment assets of the Master Trust.
Investments held by the Plan are stated at fair value. Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). The stock fund is a unitized fund, which consists of the Company’s common stock and short-term cash equivalents that provide liquidity for trading. The common stock is valued at the closing price reported on the major market on which the individual securities are traded and the short-term cash equivalents are valued at cost, which approximates fair value. The shares of mutual funds are valued at quoted market prices, which represent the net asset value (NAV) of shares held by the Plan at year-end. The common collective trust fund is valued at NAV provided by the administrator of the fund. The NAV of the common collective trust fund is based on underlying assets owned by the fund, minus its liabilities, and then divided by the number of units outstanding.

Purchases and sales of investments are recorded on a trade-date basis. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Capital gain distributions are included in dividend income. Net appreciation includes the Plan’s gains and losses on investments bought, sold, and held during the year.

The Master Trust invests in various securities. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such change could materially affect participants’ account balances and the amounts reported in the financial statements.

The fair value of the net assets of the Master Trust as of December 31, 2025 and 2024, is as follows:

	2025	2024

Sensient Technologies Corporation stock fund	$50,816,997	$41,454,698
Mutual funds	317,052,105	268,796,046
Common collective trust fund measured at NAV	5,795,206	6,334,727

Net assets in Master Trust	$373,664,308	$316,585,471

The Plan’s interest in the fair value of the net assets of the Master Trust as of December 31, 2025 and 2024, is as follows:

	2025	2024

Sensient Technologies Corporation stock fund	$38,687,294	$31,600,353
Mutual funds	4,791,617	3,647,943
Common collective trust fund measured at NAV	692,340	1,254,792

Plan’s interest in net assets in Master Trust	$44,171,251	$36,503,088
The net investment income of the Master Trust for the year ended December 31, 2025, is as follows:

2025
Dividends on Sensient Technologies Corporation stock fund	$897,657
Interest and other dividends	9,935,413
Net appreciation of investments based on quoted market prices	54,625,538

Net investment income of Master Trust	$65,458,608

Plan’s equity in net investment income of the Master Trust	$11,812,449

During the year ended December 31, 2025, net appreciation of the investments held by the Master Trust (including gains and losses on investments bought, sold, or held during the year) is as follows:

2025

Sensient Technologies Corporation stock fund	$13,385,816
Mutual funds	41,239,722

Net appreciation in fair value of investments – Master Trust	$54,625,538